Income Taxes - Schedule of Reconciliation of the Difference Between the Expected Income Tax (Benefit) Expense (Details) - USD ($)		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Reconciliation of the Difference Between the Expected Income Tax (Benefit) Expense [Abstract]
Loss before income taxes		$ (3,279,963)	$ (740,006)	$ (562,753)
Applicable income tax rate		16.50%	16.50%	16.50%
Income tax benefits at applicable income tax rate		$ (541,194)	$ (122,101)	$ (92,854)
Non-deductible expenses	[1]	443,861	59,816	40,008
Income not subject to tax		(16)	(23)	(1)
Tax effect of two-tiered profits tax rates		(483)	(59,889)	26,424
Under-provision in previous years		4,634
Change in valuation allowance		87,960	133,851	26,252
Income tax (benefit) expense		$ (5,238)	$ 11,654	$ (171)

[1]	Non-deductible expenses for the six months ended September 30, 2024 and 2023 mainly represented expenses incurred by the Company and IWHL, while non-deductible expense for six months ended September 30, 2022 mainly represented expenses incurred by IWHL. Since the Company and IWHL are holding companies with no operations, these expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.